INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
Financial Plaza of the Pacific * P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300 * New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Senior Vice President
Charles E. Childs, III, Vice President
Sherri Foster, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300 * New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway * Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street * Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue * New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT
SEPTEMBER 30, 1997


THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

PACIFIC CAPITAL CASH ASSETS TRUST

PACIFIC CAPITAL TAX-FREE
CASH ASSETS TRUST

PACIFIC CAPITAL U.S. TREASURIES
CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: Side view of a standing lion above a thick rope]

A CASH MANAGEMENT
INVESTMENT

                        THE PACIFIC CAPITAL FUNDS
                                   OF
                           CASH ASSETS TRUST

                           SEMI-ANNUAL REPORT

                                                           November 17, 1997

Dear Investor:

            We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 1997.

            The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Treasuries Cash Assets Trust and its two classes of shares: Original Shares and Service Shares.

            ECONOMIC REVIEW

            1997 began with investors wondering whether the brisk U.S. economic growth of the 4th quarter of 1996 would carry over into the new year. Indeed, as key indicators revealed continued strength in the economy, forecasts of economic growth were revised upward as business activity and consumer spending continued to expand. By the end of the first quarter, the economy had barrelled ahead at a 4.9% annualized pace, its fastest in recent years. But as investors have come to realize, good news for the economy is bad news for the financial markets since strong economic growth can rekindle higher inflation. Concerned that a continued strong economy and low unemployment would potentionally put additional upward pressure on wages and ultimately prices, the Federal Reserve voted on March 25th to raise short-term interest rates for the first time in more than two years.
However, despite the early warning signs of potentially higher inflation, the Fed has since left interest rates unchanged in recent months because actual gauges of prices have remained stable or in some cases have fallen.

            MANAGEMENT DISCUSSION

            Over the past several months, we have witnessed just how intertwined the financial markets throughout the world have become in this new global economy in which money, jobs and investments move with the simple press of a computer key.

            Yet, when the financial markets do become roiled, you can take considerable comfort in the fact that safety of the principal value of your investment and ready liquidity have always been, and continue to be, two of the main goals in the management of investors' assets in The Pacific Capital Funds of Cash Assets Trust.

            You can rest assured the Trust's Investment Adviser, Pacific Century Trust, formerly known as Hawaiian Trust Company, Ltd., continues to manage each of the Trust's investment portfolios with strict adherence to use of securities having high quality and possessing minimal credit risk in order to maintain safety for your cash reserves.

            Looking forward, we are optimistic that the Trust will continue to provide investors attractive yields compared to alternative money market investments. Through alertness to market opportunities, the Trust can produce a highly competitive return for its investors without compromising safety.

            All associated with The Pacific Capital Funds of Cash Assets Trust pledge to you our continued diligence in the operation of the Trust for your benefit. Your confidence in the Trust is most valued and appreciated.

                                                 Sincerely,
                                                 /s/ Lacy B. Herrmann
                                                 Lacy B. Herrmann
                                                 President and Chairman
                                                   of the Board of Trustees

                              PACIFIC CAPITAL
                             CASH ASSETS TRUST
                         STATEMENT OF INVESTMENTS
                      SEPTEMBER 30, 1997 (UNAUDITED)

  FACE
  AMOUNT             COMMERCIAL PAPER (72.7%)                     VALUE

                     Automotive (7.7%)
  $20,000,000        Ford Motor Credit, 5.50%, 10/17/97           $19,951,111
   16,500,000        Toyota Motor Credit, 5.49%, 11/05/97          16,411,931
                                                                   36,363,042

                     Banking (21.5%)
   20,000,000        Banco de Credito Nacional S.A. New York
                       Branch, 5.56%, 01/08/98                     19,694,200
                       Letter of Credit: Barclays Bank PLC
   20,000,000        BankAmerica Corp., 5.50%, 11/18/97            19,853,333
   20,000,000        Cemex S.A., 5.53%, 10/09/97                   19,975,422
                       Letter of Credit: Credit Suisse
   20,000,000        J.P. Morgan & Co. Inc., 5.50%, 10/27/97       19,920,556
   21,535,000        Pemex Capital Inc., 5.53%, 11/13/97           21,392,755
                       Letter of Credit: Swiss Bank Corp.         100,836,266

                     Broker/Dealer (8.5%)
   20,000,000        Merrill Lynch & Company, Inc., 5.52%,
                        10/02/97                                   19,996,934
   20,000,000        Morgan Stanley - Dean Witter, 5.51%,
                        10/08/97                                   19,978,573
                                                                   39,975,507

                     Diversified (4.2%)
   20,000,000        Cargill Incorporated, 5.50%, 11/13/97         19,868,611

                     Education (4.3%)
   20,000,000        Harvard University, 5.46%, 10/08/97           19,978,689

                     Finance (17.0%)
   20,000,000        Associates Corporation of North
                       America, 5.50%, 10/06/97                    19,984,722
   20,000,000        General Electric Capital Corp., 5.50%,
                       10/20/97                                    19,941,944
   20,000,000        National Rural Utilities, 5.51%, 10/29/97     19,914,289
   20,000,000        Norwest Financial Inc., 5.50%, 10/21/97       19,938,889
                                                                   79,779,844

                     Insurance (2.1%)
   10,000,000        Prudential Funding Corp., 5.54%, 01/20/98      9,829,183

                     Office Equipment (4.2%)
   20,000,000        Pitney Bowes, 5.51%, 11/19/97                 19,850,006

                     Oil & Gas Exploration (3.2%)
   15,000,000        Stat Oil, 5.52%, 10/10/97                     14,979,300

                         Total Commercial Paper (cost
                           $341,460,448)                          341,460,448

                     NOTES (15.8%)

                     U.S. Government Agencies (12.6%)
   20,000,000        Federal Mortgage Corp., 5.42%, 11/18/97       19,855,467
   20,000,000        Federal National Mortgage Association,
                        5.345%, 12/15/97                           19,777,292
   20,000,000        Federal Home Loan Bank, 5.39%, 03/06/98       19,532,866
                                                                   59,165,625

                     Insurance (3.2%)
   15,000,000        Providian Life and Health Insurance
                       Company, Variable Rate Notes, 5.78%,
                       12/30/97 (1)                                15,000,000

                         Total Notes (cost $74,165,625)            74,165,625


                     REPURCHASE AGREEMENTS (12.0%)
   28,000,000        Dresdner Kleinwort Benson North America
                       LLC, 5.90%, due 10/01/97                    28,000,000
                       (Proceeds of $28,004,511 to be received
                         at maturity)
                       Collateral: $28,485,000 U.S. Treasury
                         Notes 5.125%, due 02/28/98
                       Collateral Market Value $28,560,000

   28,490,000        Barclays de Zoete Wedd Securities, Inc.,
                       5.85%, due 10/01/97                         28,490,000
                       (Proceeds of $28,494,630 to be received
                          at maturity)
                       Collateral: $28,000,000 U.S. Treasury
                          Notes 6.50%, due 05/31/01
                       Collateral Market Value $29,059,800

                         Total Repurchase Agreements (cost
                           $56,490,000)                            56,490,000


                      Total Investments (cost
                        $472,116,073*)               100.5%       472,116,073
                      Liabilities in excess of
                        other assets                  (0.5)       (2,157,290)
                      Net Assets                     100.0%     $ 469,958,783


(*) Cost for Federal tax purposes is identical.
(1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer.

                              PACIFIC CAPITAL
                          TAX-FREE CASH ASSETS TRUST
                           STATEMENT OF INVESTMENTS
                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                                     RATING
  FACE                                                               MOODY'S/         MARKET
  AMOUNT            BONDS AND NOTES (99.5%)                          S&P              VALUE
                    ARIZONA (1.1%)
                    Arizona State Transportation Board, Highway
                      Revenue, Refunding Bond,
  $1,000,000        4.25%, 07/01/98                                   Aa/AAA      $ 1,003,242

                    CALIFORNIA (1.1%)
                    County of San Mateo, Tax and Revenue
                      Anticipation Notes, General Obligation,
   1,000,000        4.50%, 07/01/98                                   NR/Sp1+       1,005,041

                    FLORIDA (4.6%)
                    Jacksonville, FL Electric Authority
                      Revenue Bonds St. Johns River,
   1,000,000        5.00%, 10/01/97                                   Aa1/AA        1,000,000
                    Jacksonville, FL Electric Authority
                      Revenue Bonds, Tax Exempt Commercial
                      Paper Series,
   3,000,000        3.60%, 10/09/97                                  P-1/A-1+       3,000,000
                        Total Florida                                               4,000,000

                    GEORGIA (3.4%)
                    Cobb County, GA School District, General
                      Obligation,
   3,000,000        5.00%, 2/1/98                                     Aa1/AA        3,014,250

                    HAWAII (46.9%)
                    Hawaii State, General Obligation Bonds1991
                      Series BV, Refunding Bonds,
     600,000        5.40%, 11/01/97                                   Aa3/A+          600,668
                    Hawaii State, General Obligation Bonds 1993
                      Series CD, Refunding Bonds,
   3,285,000        4.30%, 02/01/98                                   Aa3/A+        3,291,272
                    Hawaii State, General Obligation Bonds 1993
                      Series CH, Escrowed to Maturity,
   3,300,000        3.60%, 11/01/97                                   AAA/A+        3,299,777

                    Hawaii State, General Obligation Bonds 1992
                      Series BZ, Escrowed to Maturity,
   3,500,000        5.50%, 10/01/97                                   Aaa/A+        3,500,000
                    Hawaii State Department of Budget & Finance
                      Special Purpose Mortgage Revenue Bonds,
                      (Kaiser Medical Care Program), Adjustable
                      Rate Series A,
   4,900,000        4.00%, 03/01/15, Putable 10/07/97*              MIG1/A-1+       4,900,000
                    Hawaii State Department of Budget & Finance
                      Citizens Utility Project (Tax Exempt
                      Commercial Paper Series),
   1,550,000        3.65%, 10/07/97                                  NR/A-1+        1,550,000
                    Hawaii State Department of Budget & Finance
                      Citizens Utility Project Series B (Tax
                      Exempt Commercial Paper Series),
   1,190,000        3.75%, 10/17/97                                  NR/A-1+        1,190,000
   2,810,000        3.80%, 11/14/97                                  NR/A-1+        2,810,000
                    Hawaii State Department Of Budget & Finance
                      Special Purpose Mortgage Revenue Bonds
                      (Kaiser Pemanente), Series A,
   4,000,000        3.75%, 03/01/14, 6 month Put, next putable
                      date 03/02/98                                  NR/A-1+        4,000,000
                    Hawaii State Department Of Budget & Finance
                      Special Purpose Mortgage Revenue Bonds (The
                      Queens Medical Center Project),
   1,345,000        7.00%, 07/01/08, Prerefunded @ 102 07/01/98      Aaa/AAA        1,402,913
                      Insurance: Financial Guaranty Insurance Co.
                    Hawaii State Housing  Finance & Development
                      Corp. Revenue Bonds (Rental Housing System)
                      Series 89 A,
   1,900,000        4.15%, 07/01/24, Putable 10/07/97*               MIG1/NR        1,900,000
                      Letter of Credit: Banque Nationale de Paris
                    Hawaii State Housing Finance & Development
                      Corp. Revenue Bonds (Affordable Rental
                      Housing Program) Series A,
   5,300,000        4.00%, 07/01/27, Putable 10/07/97*               MIG1/NR        5,300,000
                      Letter of Credit: Banque National de Paris

                    Honolulu City & County, HI General Obligation
                      Bonds, Series A,
   1,000,000        7.30%, 04/01/98                                   Aa2/AA        1,017,638
                    Honolulu City & County, HI General Obligation
                      Bonds, Series B, Refunding Bonds,
     500,000        4.20%, 10/01/97                                   Aa2/AA          500,000
                    Honolulu City & County, HI General Obligation
                      Bonds, Series B, Escrowed to Maturity,
     500,000        6.90%, 10/01/97                                   Aaa/AA          500,000
                    Honolulu City & County, HI General Obligation
                      Bonds, Series D, Escrowed to Maturity,
     500,000        6.20%, 12/01/97                                   Aaa/AA          501,908
                    Kauai County, HI General Obligation Bonds,
                      Series A,
     450,000        4.00%, 08/01/98                                  Aaa/AAA          450,722
                      Insurance:  Municipal Bond Investors
                      Assurance
                    Secondary Market Services Corporation Hawaii
                      Student Loan Revenue, Senior Series II,
   4,500,000        4.15%, 09/01/10, Putable 10/07/97*              MIG1/A-1+       4,500,000
                      Letter of Credit:  National Westminster,
                      Guaranteed Student Loans
                        Total Hawaii                                               41,214,898

                    IDAHO (3.1%)
                    Idaho Health Facilities Authorized Revenue
                      Bonds (St Lukes Regional Medical Center
                      Project),
   2,750,000        3.85%, 05/01/22, Putable 10/01/97*               MIG1/NR        2,750,000
                      Letter of Credit:  Credit Suisse

                    ILLINOIS (1.8%)
                    Illinois Health Facilities Authority
                      Revenue Bonds (Central Dupage Health Corp.
                      Project),
   1,540,000        3.85%, 11/01/20, Putable 10/01/97*               MIG1/NR        1,540,000
                      Letter of Credit:  Rabobank Nederland

                    INDIANA (6.1%)
                    Gary, IN Environmental Improvement  Revenue
                      Bonds (US Steel Corporation Project),
   3,100,000        3.80%, 07/15/02, Putable 10/15/97*               P-1/A1+        3,100,000
                      Letter of Credit:  Bank of Nova Scotia

                    Indianapolis, IN Economic Development Revenue
                      Bonds (Jewish Federation Campus),
   2,220,000        4.05%, 04/01/05, Putable 10/01/97*               MIG1/NR        2,220,000
                      Letter of Credit:  NBD Bank
                        Total Indiana                                               5,320,000

                    KENTUCKY (2.4%)
                    Warsaw, KY Industrial Building Revenue Bonds
                      (Operating Partnership) ,
   2,100,000        4.20%, 08/01/09, Putable 10/07/97*               NR/A-1+        2,100,000
                      Letter of Credit:  Fifth Third Bank, Ohio

                    LOUISIANA (2.8%)
                    De Soto Parish, LA  Pollution Control
                      Revenue Bonds (Central Louisiana
                      Electric Company) Series A,
   2,500,000        4.00%, 07/01/18, Putable 10/07/97*              MIG1/A-1+       2,500,000
                      Letter of Credit:  Westdeutsche Landesbank

                    NEW MEXICO (2.3%)
                    Albuquerque, NM Airport Revenue Bonds
                    Series A,
   2,000,000        4.20%, 07/01/17, Putable 10/07/97*              MIG1/A-1+       2,000,000
                      Letter of Credit:  Bayerische Landesbank

                    NORTH CAROLINA (1.6%)
                    Durham County, NC General Obligation Bonds,
                      Public Improvement Project,
   1,400,000        4.15%, 02/01/09, Putable 10/07/97*              MIG1/A-1+       1,400,000
                      Letter of Credit:  Wachovia Bank of NC

                    OHIO (1.9%)
                    Ohio State Air Quality Development Authority
                      Revenue Bonds,   Series A,
   1,500,000        4.10%, 12/01/15, Putable 10/01/97*               NR/A-1+        1,500,000
                      Letter of Credit: Union Bank of Switzerland
                    Ohio State University Revenue Bonds, General
                      Receipts, Series B,
     195,000        3.95%, 12/01/06, Putable 10/07/97*               NR/A-1+          195,000
                      Letter of Credit: National Westminster
                        Total Ohio                                                  1,695,000

                    OREGON (2.3%)
                    Multnomah County, Oregon General Obligation,
                      Tax and Revenue Anticipation Notes,
   2,000,000        4.50%, 06/30/98                                  MIG1/NR        2,009,573

                    PENNSYLVANIA (2.1%)
                    Pennsylvania State, Higher Education
                      Assistance Agency, Student Loan Revenue
                      Bonds, Series B,
   1,800,000        4.10%, 07/01/18, Putable 10/07/97*              MIG1/A-1+       1,800,000
                      Letter of Credit:  Sallie Mae

                    TEXAS (5.7%)
                    Lower Neches Valley Authority of Texas
                      Revenue Bonds (Chevron USA Income
                      Project),
   1,500,000        3.75%, 02/15/17, 6 month put, next putable
                      date 02/15/98                                  NR/A-1+        1,500,000
                    Texas State Tax & Revenue Anticipation Notes
                      Series A,
   2,000,000        4.75%, 08/31/98                                 MIG1/Sp1+       2,016,028
                    Alamo Texas Comunity College District,
                      General Obligation Bonds,
   1,000,000        7.00%, 02/15/98                                   Aa2/AA        1,011,661
                    Austin Texas Independent School District,
                      General Obligation Bonds,
   500,000          5.00%, 08/01/98                                  Aaa/AAA          504,565
                      Letter of Credit:  PSF - Guaranty
                        Total Texas                                                 5,032,254

                    VERMONT (1.3%)
                    Vermont State Student Assistance Corp.
                      Revenue Bonds (Student Loan Revenue),
   1,100,000        3.75%, 01/01/04, Putable 10/07/97*               MIG1/NR        1,100,000
                      Letter of Credit:  National Westminster

                    VIRGINIA (0.6%)
                    Virginia State Transportation Board,
                      Transportation Contract, Revenue Bonds,
                      (Rte 28 Project),
     500,000        5.40%, 04/01/98                                   Aa/AA           503,945

                    WASHINGTON (4.1%)
                    Washington State Health Care Facility
                      Authority Variable Rate Demand (Fred
                      Hutchinson Cancer Research Center,
                      Seattle) Series 1991 A&B,
   2,540,000        3.85%, 01/01/18, Putable 10/01/97*               MIG1/NR        2,540,000
   1,060,000        3.85%, 01/01/18, Putable 10/01/97*               MIG1/NR        1,060,000
                      Letter of Credit:  Morgan Guaranty Trust
                        Total Washington                                            3,600,000

                    WISCONSIN (4.3%)
                    Milwaukee Wisconsin, General Obligation,
                      Promisory Notes, Series A5,
   1,405,000        5.50%, 02/15/98                                  Aa1/AA+        1,413,128
                    Milwaukee Wisconsin, General Obligation,
                      Series C,
   1,185,000        4.75%, 06/15/98                                  Aa1/AA+        1,192,432
                    Wisconsin State, General Obligation,
                      Series 1, Refunding Bonds,
   1,200,000        4.40%, 05/01/98                                   Aa2/AA        1,202,208
                        Total Wisconsin                                             3,807,768

                    Total Investments (cost $87,395,971**)   99.5%                 87,395,971
                    Liabilities in excess of other assets      .5                     438,822
                    Net Assets                              100.0%               $ 87,834,793


     (*)  Variable rate obligation payable at par on
          demand at any time on no more than seven days notice.
     (**) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements

                          PACIFIC CAPITAL
                 U.S. TREASURIES CASH ASSETS TRUST
                     STATEMENT OF INVESTMENTS
                   SEPTEMBER 30, 1997 (UNAUDITED)


  FACE
  AMOUNT             U.S. TREASURY BILLS (66.92%)                VALUE
  $20,000,000        4.99%, due 10/09/97                         $ 19,977,822
   20,000,000        4.98%, due 10/16/97                           19,958,500
   20,000,000        5.115%, due 10/23/97                          19,937,483
   10,000,000        4.83%, due 11/06/97                            9,951,700
   20,000,000        5.095%, due 11/13/97                          19,878,286
   10,000,000        4.89%, due 11/28/97                            9,921,217
   20,000,000        4.95%, due 12/11/97                           19,804,750
   20,000,000        5.04%, due 02/05/98                           19,644,400
                     Total U.S. Treasury Bills (cost
                       $139,074,158)                              139,074,158

                     U.S. TREASURY NOTES (19.27%)
   20,000,000        7.375%, due 11/15/97                          20,043,472
   20,000,000        5.375%, due 11/30/97                          19,995,795
                     Total U.S. Treasury Notes (cost
                       $40,039,267)                                40,039,267

                     REPURCHASE AGREEMENTS (13.77%)
  14,603,000         Barclays de Zoete Wedd Securities, Inc.,
                       5.85%, due 10/01/97                         14,603,000
                       (Proceeds of $14,605,373 to be received
                         at maturity)
                       Collateral: $14,400,000 U.S. Treasury
                         Notes 6.50%, due 05/31/01
                       Collateral Market Value $14,895,060
  14,000,000         Dresdner Kleinwort Benson North America
                       LLC, 5.80%, due 10/01/97                    14,000,000
                       (Proceeds of $14,002,256 to be received at
                         maturity)
                       Collateral: $14,245,000 U.S. Treasury
                         Notes 5.125%, due 02/28/98
                       Collateral Market Value $14,280,000
                     Total Repurchase Agreements (cost
                       $28,603,000)                                28,603,000


                     Total Investments (cost
                       $207,716,425*)                 99.96%      207,716,425
                     Liabilities in excess of other
                       assets                           .04            78,190
                     Net Assets                      100.00%    $ 207,794,615


(*) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements

                      THE PACIFIC CAPITAL FUNDS
                         OF CASH ASSETS TRUST
                 STATEMENTS OF ASSETS AND LIABILITIES
                    SEPTEMBER 30, 1997 (UNAUDITED)


                                    CASH          TAX-FREE       TREASURIES
                                    FUND          FUND           FUND

ASSETS:
 Investments, at value            $ 472,116,073   $ 87,395,971   $ 207,716,425
   (cost: $472,116,073,
   $87,395,971 and
   $207,716,425, respectively)
 Cash                                       523          5,433         (9,995)
 Interest receivable                     81,349        731,071         922,001
 Other assets                            10,628            551             356
   Total Assets                     472,208,573     88,133,026     208,628,787

LIABILITIES:
 Dividends payable                    1,982,370        225,169         737,793
 Adviser and Administrator fees
   payable                              200,202         27,824          56,418
 Distribution fees payable               17,329          4,868          26,076
 Accrued expenses                        49,889         40,372          13,885
   Total Liabilities                  2,249,790        298,233         834,172
 NET ASSETS                       $ 469,958,783   $ 87,834,793   $ 207,794,615

NET ASSETS CONSIST OF:
 Capital Stock - Authorized an
   unlimited number of shares,
   par value $.01 per share       $   4,706,281   $    878,327   $   2,077,858
 Additional paid-in capital         465,921,791     86,954,335     205,707,984
 Accumulated net realized gain
   (loss) on investments              (669,289)          2,131           8,773
                                  $ 469,958,783   $ 87,834,793   $ 207,794,615

SHARES OF BENEFICIAL INTEREST:
 Original Shares Class:
   Net Assets                     $ 381,888,927   $ 65,498,871    $ 65,185,678
   Shares outstanding               382,577,427     65,497,418      65,178,923
   Net asset value per share              $1.00          $1.00           $1.00

 Service Shares Class:
   Net Assets                      $ 88,069,856   $ 22,335,922   $ 142,608,937
   Shares outstanding                88,050,646     22,335,243     142,606,918
   Net asset value per share       $       1.00   $       1.00   $        1.00

See accompanying notes to financial statements

                        THE PACIFIC CAPITAL FUNDS
                          OF CASH ASSETS TRUST
                        STATEMENTS OF OPERATIONS
          FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


                                        CASH          TAX-FREE     TREASURIES
                                        FUND          FUND         FUND

INVESTMENT INCOME:
 Interest income                     $ 13,357,464   $ 1,821,074   $ 4,665,819

EXPENSES:
 Investment Adviser fees (note 3)         862,126       133,536       271,958
 Administrator fees (note 3)              329,817        62,539        79,566
 Distribution fees (note 3)                94,940        29,982       130,928
 Trustees' fees and expenses               65,000        30,000        27,000
 Legal fees                                28,000        13,000        12,000
 Shareholders' reports and proxy
   statements                              25,000         9,000         6,000
 Registration fees and dues                18,000         5,000         5,000
 Fund accounting fees                      15,000        15,000        15,000
 Custodian fees (note 6)                   14,324        11,085         6,310
 Audit and accounting fees                 14,000        13,000        11,000
 Transfer and shareholder servicing
   agent fees                              11,000        11,000         8,000
 Insurance                                  6,000         1,000         1,000
 Miscellaneous                             15,470         5,870        13,197
   Total expenses                       1,498,677       340,012       586,959

 Expenses paid indirectly (note 6)        (14,324)        (185)         (100)
   Net expenses                         1,484,353       339,827       586,859

Net investment income                  11,873,111     1,481,247     4,078,960
Net realized gain (loss) from
  securities transactions                  46,649             -         (781)

Net increase in net assets
  resulting from operations          $ 11,919,760   $ 1,481,247   $ 4,078,179

See accompanying notes to financial statements

                              THE PACIFIC CAPITAL FUNDS
                                OF CASH ASSETS TRUST
                         STATEMENTS OF CHANGES IN NET ASSETS
                                    (UNAUDITED)

                                              CASH FUND                  TAX-FREE FUND                   TREASURIES FUND
                                     Six Months            Year    Six Months          Year      Six Months            Year
                                          Ended           Ended         Ended         Ended           Ended           Ended
                                      Sept. 30,        March 31,    Sept. 30,      March 31,       Sept. 30,      March 31,
                                           1997            1997          1997          1997          1997            1997
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income            $ 11,873,111    $ 19,349,816    $ 1,481,247    $ 4,151,691     $ 4,078,960    $ 5,735,313
  Net realized gain (loss)
    from securities transactions         46,649          46,777              -          2,857            (781)         4,476
    Net increase in net assets
      resulting from operations      11,919,760      19,396,593      1,481,247      4,154,548       4,078,179      5,739,789

DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
  Original Shares                   (10,065,211)    (17,064,462)    (1,141,962)    (3,599,870)     (1,701,252)    (3,218,910)
  Service Shares                     (1,807,900)     (2,285,354)      (339,285)      (551,821)     (2,377,708)    (2,516,403)
    Total dividends to
      shareholders from net
      investment income             (11,873,111)    (19,349,816)    (1,481,247)    (4,151,691)     (4,078,960)    (5,735,313)

CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
  Proceeds from shares sold:
    Original Shares                 521,892,757   1,381,029,520     64,229,710    253,991,606     156,242,957    347,794,907
    Service Shares                  142,128,229     363,384,239     27,204,392     57,483,211     419,490,892    614,489,280
                                    664,020,986   1,744,413,759     91,434,102    311,474,817     575,733,849    962,284,187

Reinvested dividends and
  distributions:
  Original Shares                        63,480         123,463         62,556        131,295          29,769         58,222
  Service Shares                      1,726,898       2,156,127        336,922        535,951       2,228,471      2,238,344
                                      1,790,378       2,279,590        399,478        667,246       2,258,240      2,296,566

Cost of shares redeemed:
  Original Shares                  (561,471,995) (1,268,495,494)   (89,788,594)  (288,308,370)   (156,793,179)  (356,184,998)
  Service Shares                   (121,555,693)   (332,639,067)   (30,721,702)   (50,112,294)   (362,534,228)  (545,111,791)
                                   (683,027,688) (1,601,134,561)  (120,510,296)  (338,420,664)   (519,327,407)  (901,296,789)
    Change in net assets
      from capital share
      transactions                  (17,216,324)    145,558,788    (28,676,716)   (26,278,601)     58,664,682     63,283,964
  Total increase (decrease)
    in net assets                   (17,169,675)    145,605,565    (28,676,716)   (26,275,744)     58,663,901     63,288,440


NET ASSETS:
  Beginning of period               487,128,458     341,522,893    116,511,509    142,787,253     149,130,714     85,842,274
  End of period                    $469,958,783    $487,128,458    $87,834,793   $116,511,509    $207,794,615   $149,130,714

See accompanying notes to financial statements

                           THE PACIFIC CAPITAL FUNDS
                             OF CASH ASSETS TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                 (UNAUDITED)

1.  ORGANIZATION

    Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

    The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Treasuries Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

               a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

               b)  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME:
                   Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

               c)  DETERMINATION OF NET ASSET VALUE AND CALCULATION OF
                   EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

               d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

               e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the "collateral" is at least equal to the value of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

               f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

    On September 30, 1997, Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, succeeded to the operations of Hawaiian Trust Company, Limited, a subsidiary of Bank of Hawaii, which had served as Investment Adviser to the Trust since its inception. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator", formerly Sub-Adviser and Administrator) to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

    Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively. For the six months ended September 30, 1997, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $862,126 and $329,817, respectively.

    Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 1997, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $133,536 and $62,539, respectively.

    Pacific Capital U.S. Treasuries Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 1997, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $271,958 and $79,566 respectively.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 1997.

b)  DISTRIBUTION AND SERVICE FEES:

    Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares class of the Fund. Such payments are made to "Designated Payees"-broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4.  DISTRIBUTIONS

    The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option.

    At September 30, 1997, the Cash Fund had a capital loss carryover of approximately $669,289 which expires at March 31, 2003 and is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5.  GUARANTEES OF CERTAIN COMMERCIAL PAPER

    Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.  CUSTODIAN FEES

    The Funds have negotiated an offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended September 30, 1997, the custodian fees of the Cash Fund, the Tax-Free Fund and the Treasuries Fund, amounted to $14,324, $11,085 and $6,310, respectively. Of these amounts, $14,324, $185 and $100, respectively, were offset by such credits. The Funds could have invested their cash balances in an income-producing asset if they had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

                             PACIFIC CAPITAL
                            CASH ASSETS TRUST
                          FINANCIAL HIGHLIGHTS
                              (UNAUDITED)


For a share outstanding throughout each period



                                 SERVICE SHARES(1)                                      ORIGINAL SHARES(2)
                          Six        Six
                       Months       Year       Year     Period     Months
                        Ended      Ended      Ended      Ended      Ended
                    Sept. 30,  March 31,  March 31,  March 31,  Sept. 30,                     Year ended March 31,
                         1997       1997       1996     1995**       1997       1997       1996       1995       1994       1993
Net Asset Value,
  Beginning of
  Period                $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00

Income from Investment
  Operations:
  Net investment income  0.02       0.05       0.05       0.01       0.03       0.05       0.05       0.04       0.03       0.03

Less Distributions:
  Dividends from net
    investment income   (0.02)     (0.05)     (0.05)     (0.01)     (0.03)     (0.05)     (0.05)     (0.04)     (0.03)     (0.03)

Net Asset Value, End of
  Period                $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00

Total Return (%)         2.41#      4.62       5.06       0.85#      2.54#      4.88       5.32       4.40       2.74       3.15

Ratios/Supplemental Data
  Net Assets, End of
    Period ($ millions)  88.1       65.8       32.9        3.5      381.9      421.4      308.7      486.7      407.1      268.0
  Ratio of Expenses to
    Average Net Assets
    (%)                  0.83*      0.85       0.86       0.83*      0.58*      0.60       0.60       0.59       0.59       0.61
  Ratio of Net Investment
    Income to Average
    Net Assets (%)       4.76*      4.53       4.84       5.02*      5.02*      4.79       5.24       4.40       2.71       3.13

For periods after April 1, 1995, net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:
Net investment
  income ($)             0.02       0.05       0.05                  0.03       0.05       0.05
Ratio of Expenses
  to Average Net
  Assets (%)             0.84*      0.85       0.86                  0.59*      0.60       0.61
Ratio of Net Investment
  Income to Average
  Net Assets (%)         4.75*      4.53       4.84                  5.01*      4.78       5.23

     (1)  New class of shares established on January 20, 1995.
     (2)  Designated as the "Original Shares" class of shares on January
          20, 1995.
      **  For the period from February 1, 1995 (commencement of operations)
          to March 31, 1995.
      #   Not annualized.
      *   Annualized.


See accompanying notes to financial statements.




PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS
(UNAUDITED)


For a share outstanding throughout each period

                                 SERVICE SHARES(1)                                      ORIGINAL SHARES(2)
                          Six        Six
                       Months       Year       Year     Period     Months
                        Ended      Ended      Ended      Ended      Ended
                    Sept. 30,  March 31,  March 31,  March 31,  Sept. 30,                     Year ended March 31,
                         1997       1997       1996     1995**       1997       1997       1996       1995       1994       1993
Net Asset Value,
  Beginning of
  Period                $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00

Income from Investment
  Operations:
  Net investment
    income               0.01       0.03       0.03       0.01       0.02       0.03       0.03       0.03       0.02       0.02

Less Distributions:
  Dividends from net
    investment income   (0.01)     (0.03)     (0.03)     (0.01)     (0.02)     (0.03)     (0.03)     (0.03)     (0.02)     (0.02)

Net Asset Value, End
  of Period             $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00

Total Return (%)         1.43#      2.75       3.11       0.52#      1.56#      3.00       3.37       2.74       2.02       2.52

Ratios/Supplemental
  Data
  Net Assets, End of
    Period
    ($ millions)         22.3       25.5       17.6        1.4       65.5       91.0      125.2      138.3      113.9       69.3
  Ratio of Expenses
    to Average Net
    Assets (%)           0.88*      0.80       0.80       0.77*      0.63*      0.55       0.54       0.55       0.56       0.54
  Ratio of Net Investment
    Income to Average
    Net Assets (%)       2.83*      2.70       2.97       3.22*      3.08*      2.97       3.32       2.74       1.99       2.52

For the years 1994 and 1993, net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and
Administrator's voluntary waiver of fees and for periods after April 1, 1995, without the expense offset in custodian fees for uninvested cash balances, would have been:
 Net Investment
    Income ($)           0.01       0.03       0.03                  0.02       0.03       0.03                  0.02       0.02
  Ratio of Expenses
    to Average Net
    Assets (%)           0.88*      0.80       0.80                  0.63*      0.55       0.54                  0.58       0.59
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)           2.83*      2.70       2.97                  3.08*      2.97       3.32                  1.97       2.47

     (1)  New class of shares established on January 20, 1995.
     (2)  Designated as the "Original Shares" class of shares on January 20,
          1995.
     **   For the period from February 1, 1995 (commencement of operations)
          to March 31, 1995.
      #   Not annualized.
      *   Annualized.

See accompanying notes to financial statements.




PACIFIC CAPITAL
U.S. TREASURIES CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS
(UNAUDITED)


For a share outstanding throughout each period

                                 SERVICE SHARES(1)                                      ORIGINAL SHARES(2)
                          Six        Six
                       Months       Year       Year     Period     Months
                        Ended      Ended      Ended      Ended      Ended
                    Sept. 30,  March 31,  March 31,  March 31,  Sept. 30,                     Year ended March 31,
                         1997       1997       1996     1995**       1997       1997       1996       1995       1994       1993
Net Asset Value,
  Beginning of Period   $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00

Income from Investment
  Operations:
  Net investment income  0.02       0.04       0.05       0.01       0.02       0.05       0.05       0.04       0.03       0.03

Less Distributions:
  Dividends from net
    investment income   (0.02)     (0.04)     (0.05)     (0.01)     (0.02)     (0.05)     (0.05)     (0.04)     (0.03)     (0.03)

Net Asset Value, End
  of Period             $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00

Total Return (%)         2.30#      4.50       4.94       0.94#      2.43#      4.76       5.20       4.20       2.59       2.90

Ratios/Supplemental Data
  Net Assets, End of
    Period ($ millions) 142.6       83.4       11.8        0.5       65.2       65.7       74.0       64.0       91.7       26.1
  Ratio of Expenses
    to Average Net
    Assets (%)           0.77*      0.79       0.79       0.85*      0.52*      0.55       0.54       0.54       0.52       0.61
  Ratio of Net Investment
    Income to Average
    Net Assets (%)       4.54*      4.43       4.68       5.09*      4.79*      4.66       5.07       4.04       2.58       2.96

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees for periods prior to April 1, 1996, and for periods after April 1,
1995, without the expense offset in custodian fees for uninvested cash balances, would have been:
Net Investment
    Income ($)           0.02       0.04       0.05       0.01       0.02       0.05       0.05       0.04       0.03       0.03
  Ratio of Expenses
    to Average Net
    Assets (%)           0.77*      0.80       0.88       0.98*      0.52*      0.56       0.63       0.59       0.52       0.66
  Ratio of Net Investment
    Income to Average
    Net Assets (%)       4.54*      4.42       4.60       4.96*      4.79*      4.65       4.98       3.99       2.58       2.90

     (1) New class of shares established on January 20, 1995.
     (2) Designated as the "Original Shares" class of shares on January 20,
         1995.
     **  For the period from February 1, 1995 (commencement of operations)
         to March 31, 1995.
      #   Not annualized.
      *   Annualized.

See accompanying notes to financial statements.